INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2012
INVESTMENT IN ASSOCIATED COMPANIES [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
3.	INVESTMENT IN ASSOCIATED COMPANIES

 At June 30, 2012 and December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2012	June 30, 2011	December 31, 2011
SFL West Polaris Limited ("SFL West Polaris")	100.00%	100.00%	100.00%
SFL Deepwater Ltd ("SFL Deepwater")	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited ("Bluelot")	100.00%	100.00%	100.00%
SFL Corte Real Limited ("Corte Real")	100.00%	100.00%	100.00%
Rig Finance II Limited ("Rig Finance II")	-	-	-

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	215,307	2,856	2,809	-	69,915	139,727
Non-current assets	1,573,832	-	-	-	510,688	1,063,144
Total assets	1,789,139	2,856	2,809	-	580,603	1,202,871
Current liabilities	186,545	-	-	-	60,550	125,995
Non-current liabilities	1,399,006	-	-	-	455,451	943,555
Total Liabilities	1,585,551	-	-	-	516,001	1,069,550
Total stockholders' equity	203,588	2,856	2,809	-	64,602	133,321

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	225,958	1,751	1,690	-	86,641	135,876
Non-current assets	1,663,530	-	-	-	535,967	1,127,563
Total assets	1,889,488	1,751	1,690	-	622,608	1,263,439
Current liabilities	201,355	20	4	-	77,282	124,049
Non-current liabilities	1,518,295	-	-	-	494,224	1,024,071
Total Liabilities	1,719,650	20	4	-	571,506	1,148,120
Total stockholders' equity	169,838	1,731	1,686	-	51,102	115,319

Summarized statement of operations information of the Company's equity method investees is as follows:

	6 months ended June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	76,382	9,772	9,809	-	21,187	35,614
Net operating revenues	59,042	1,125	1,124	-	21,185	35,608
Net income	22,660	1,125	1,123	-	5,767	14,645

	6 months ended June 30, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	76,639	5,005	4,623	3,550	24,074	39,387
Net operating revenues	68,121	583	536	3,545	24,072	39,385
Net income	27,345	583	536	2,815	6,744	16,667

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income	50,902	1,731	1,686	2,818	12,806	31,861

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), a wholly owned subsidiary of Seadrill Limited ("Seadrill") whose performance under the leasing arrangement is fully guaranteed by Seadrill. In July 2008, SFL West Polaris entered into a $700.0 million term loan facility and at June 30, 2012, the balance outstanding under this facility was $431.1 million. The Company guaranteed $70.0 million of this debt at June 30, 2012. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. ("Seadrill Deepwater") and Seadrill Offshore AS ("Seadrill Offshore"), two wholly owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. In September 2008, SFL Deepwater entered into a $1,400.0 million term loan facility and at June 30, 2012 the balance outstanding under this facility was $880.8 million. The Company guarantees $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide the charterers with various call options to acquire the rigs at certain dates throughout the charters. In addition, there is an obligation for the charterers to purchase the rigs at fixed prices at the end of the charters, which expire in 2023.

Rig Finance II was a 100% owned subsidiary of Ship Finance, incorporated in 2007 for the purpose of holding a jack-up drilling rig and leasing that rig to Seadrill Prospero Limited. The rig was chartered on a bareboat basis and the terms of the charter initially provided the charterer with various call options to acquire the rig at certain dates throughout the charter. In May 2011, the charterer advised the Company of its intention to exercise its option to acquire the rig at the option price of $133.1 million, and the transaction was effected in June 2011 as a sale of Rig Finance II. The Company recorded a gain of $4.1 million on the sale, which is presented as "Gain on sale of investment in associated company". The acquisition of the rig in 2007 was partly financed by a $170 million term loan facility entered into by Rig Finance II, of which $20 million was guaranteed by Ship Finance. The Company has agreed to continue to provide this $20 million guarantee until the loan facility is fully repaid by Rig Finance II, against a guarantee fee receivable from its parent company, Seadrill and with full indemnification by Seadrill.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent unit ("TEU") container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing those vessels out on time charter basis to CMA CGM. The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, each of which cost its owner $171 million, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which earn a fixed rate of interest and are shown under "Loans to others, long-term", and senior secured loan financings of $60 million per vessel provided by financial institutions. Ship Finance has provided a guarantee for the senior secured loan relating to one of the vessels, which is secured by a first priority mortgage. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels at the same prices from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities for $2.6 million on January 1, 2015, 2016, 2017 or 2018. If an option to acquire a vessel-owning entity is exercised, the provisions and obligations of the corresponding financing and lease agreements will no longer be applied. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.

These entities are being accounted for using the equity method as it has been determined that Ship Finance is not their primary beneficiary under FASB ASC 810.